STATEMENTS OF STOCKHOLDERS' EQUITY / (DEFICIT) (USD $)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Common Shares To Be Issued [Member]	Additional Paid-in Capital Common Shares To Be Issued [Member]	Subscription Receivable [Member]	Accumulated Deficit [Member]
Balance at Dec. 11, 2003
Balance, shares at Dec. 11, 2003
Common shares issued for cash	34,737	1,200	33,537
Common shares issued for cash, shares		1,200,000
Property contributed by shareholder	1,500		1,500
Net loss	(3,400)						(3,400)
Balance at Sep. 30, 2004	32,837	1,200	35,037				(3,400)
Balance, shares at Sep. 30, 2004		1,200,000
Net loss	(11,324)						(11,324)
Balance at Sep. 30, 2005	21,513	1,200	35,037				(14,724)
Balance, shares at Sep. 30, 2005		1,200,000
Net loss	(21,682)						(21,682)
Balance at Sep. 30, 2006	(169)	1,200	35,037				(36,406)
Balance, shares at Sep. 30, 2006		1,200,000
Net loss	(18,256)						(18,256)
Balance at Sep. 30, 2007	(18,425)	1,200	35,037				(54,662)
Balance, shares at Sep. 30, 2007		1,200,000
Net loss	(21,674)						(21,674)
Balance at Sep. 30, 2008	(40,099)	1,200	35,037				(76,336)
Balance, shares at Sep. 30, 2008		1,200,000
Net loss	(11,289)						(11,289)
Balance at Sep. 30, 2009	(51,388)	1,200	35,037				(87,625)
Balance, shares at Sep. 30, 2009		1,200,000
Net loss	(11,562)						(11,562)
Balance at Sep. 30, 2010	(62,950)	1,200	35,037				(99,187)
Balance, shares at Sep. 30, 2010		1,200,000
Common shares issued for cash	88,000	8,800	79,200
Common shares issued for cash, shares		8,800,000
Related party debt forgiveness	11,023		11,023
Additional paid in capital - shares to be issued	110,000			11,000,000	110,000
Common stock to be issued				650,000	6,500	(6,500)
Net loss	(60,830)						(60,830)
Balance at Sep. 30, 2011	85,243	10,000	125,260	11,650,000	116,500	(6,500)	(160,017)
Balance, shares at Sep. 30, 2011		10,000,000
Shares issued from common shares to be issued	6,500	11,650	104,850	(11,650,000)	(116,500)	6,500
Shares issued from common share to be issued, shares		11,650,000
Common shares issued for cash	785,000	78,500	706,500
Common shares issued for cash, shares		78,500,000
Shares issued for services	1,350,000	135,000	1,215,000
Shares issued for services, shares		135,000,000
Net loss	(1,537,275)						(1,537,275)
Balance at Sep. 30, 2012	689,468	235,150	2,151,610				(1,697,292)
Balance, shares at Sep. 30, 2012	235,150,000	235,150,000
Shares issued from common shares to be issued	2,435,167	243,517	2,191,650
Shares issued from common share to be issued, shares		243,516,666
Common shares issued for cash	3,535,200	72,543	3,462,657
Common shares issued for cash, shares		72,543,334
Shares issued to settle debt with related party	1,200,000	10,000	1,190,000
Shares issued to settle debt with related party, shares		10,000,000
Shares issued for services	160,000	16,000	144,000
Shares issued for services, shares		16,000,000
Net loss	(17,452,513)						(17,452,513)
Balance at Sep. 30, 2013	$ (9,432,678)	$ 577,210	$ 9,139,917				$ (19,149,805)
Balance, shares at Sep. 30, 2013	577,210,000	577,210,000